Capital management (Capital management) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital management [abstract]
Current portion of long-term debt	$ 499,821,000	$ 0
Long-term debt	1,284,353,000	997,000,000
Cash and cash equivalents	(566,809,000)	(1,143,674,000)	$ (1,247,447,000)
Short-term investments	0	(1,138,174,000)
Net debt	1,217,365,000	(1,284,848,000)
Non-controlling interest	4,000	11,000
Shareholders' equity	6,094,305,000	5,836,054,000
Total equity	6,094,309,000	5,836,065,000	$ 4,845,968,000
Total capital	$ 7,311,674,000	$ 4,551,217,000